Long-term Debt (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Summary of Long-Term Debt

	May 31, 2013	November 30, 2012
	(In millions)
Term loan, bearing interest at variable rates (rate of 3.70% as of May 31, 2013), payable in quarterly installments of $0.6 million plus interest, maturing in November 2016	$46.3	$47.5

Total senior debt	46.3	47.5

Senior secured notes, bearing interest at 7.125% per annum, interest payments due in March and September, maturing in March 2021	460.0	—

Total senior secured notes	460.0	—

Convertible subordinated debentures, bearing interest at 2.25% per annum, interest payments due in May and November, maturing in November 2024	0.2	0.2
Convertible subordinated debentures, bearing interest at 4.0625% per annum, interest payments due in June and December, maturing in December 2034	200.0	200.0

Total convertible subordinated notes	200.2	200.2

Capital lease, payable in monthly installments, maturing in March 2017	0.9	1.0

Total other debt	0.9	1.0

Total debt	707.4	248.7
Less: Amounts due within one year	(2.8)	(2.7)

Total long-term debt	$704.6	$246.0

	As of November 30,
	2012	2011
	(In millions)
Senior debt	$47.5	$50.0
Senior subordinated notes	—	75.0
Convertible subordinated notes	200.2	200.2
Other debt	1.0	1.2

Total debt, carrying amount	248.7	326.4
Less: Amounts due within one year
Senior debt	2.5	2.5
Other debt	0.2	0.3

Total long-term debt, carrying amount	$246.0	$323.6

Actual Ratios and Required Ratios Under Financial Covenants

Financial Covenant	Actual Ratios as of May 31, 2013	Required Ratios
Interest coverage ratio, as defined under the Senior Credit Facility	4.11 to 1.00	Not less than: 2.4 to 1.00
Leverage ratio, as defined under the Senior Credit Facility	1.21 to 1.00	Not greater than: 3.5 to 1.00

Financial Covenant	Actual Ratios as of November 30, 2012	Required Ratios
Interest coverage ratio, as defined under the Senior Credit Facility	6.05 to 1.00	Not less than: 2.40 to 1.00
Leverage ratio, as defined under the Senior Credit Facility	1.30 to 1.00	Not greater than: 3.50 to 1.00

Schedule of Maturities of Long-Term Debt

As of November 30, 2012, the Company’s annual fiscal year debt contractual principal maturities are summarized as follows:

	Total	2013	2014	2015	2016	2017
	(In millions)
Term loan	$47.5	$2.5	$2.5	$2.5	$40.0	$—
4 1/16% Debentures	200.0	—	—	200.0	—	—
2 1/4% Debentures	0.2	—	0.2	—	—	—
Other debt	1.0	0.2	0.2	0.2	0.3	0.1

Total debt	$248.7	$2.7	$2.9	$202.7	$40.3	$0.1

Carrying Amounts of Liability and Equity Components

The following table presents the carrying amounts of the liability and equity components as of November 30, 2012 and 2011 (in millions):

Carrying amount of equity component, net of equity issuance costs	$44.1

Principal amount of 2 1/4% Debentures	$0.2
Unamortized debt discount	—

Carrying amount of liability component	$0.2

Interest Expense Components

The following table presents the interest expense components for the 2 1/4% Debentures:

	Year Ended
	2011	2010
	(In millions)
Interest expense-contractual interest	$1.3	$2.6
Interest expense-amortization of debt discount	3.5	6.7
Interest expense-amortization of deferred financing costs	0.3	0.7
Effective interest rate	8.9%	8.9%

Senior Debt [Member]
Summary of Long-Term Debt
a.	Senior Debt:

	As of November 30,
	2012	2011
	(In millions)
Term loan, bearing interest at variable rates (rate of 3.71% as of November 30, 2012), payable in quarterly installments of $0.6 million plus interest, maturing in November 2016	$47.5	$50.0

Senior subordinated notes [Member]
Summary of Long-Term Debt
b.	Senior Subordinated Notes:

	As of November 30,
	2012	2011
	(In millions)
Senior subordinated notes, bearing interest at 9.50% per annum, redeemed May 2012	$—	$75.0

Convertible Subordinated Debt [Member]
Summary of Long-Term Debt
c.	Convertible Subordinated Notes:

	As of November 30,
	2012	2011
	(In millions)
Convertible subordinated debentures, bearing interest at 2.25% per annum, interest payments due in May and November, maturing in November 2024	$0.2	$0.2
Convertible subordinated debentures, bearing interest at 4.0625% per annum, interest payments due in June and December, maturing in December 2039	200.0	200.0

Total convertible subordinated notes	$200.2	$200.2

Other debt [Member]
Summary of Long-Term Debt
d.	Other Debt:

	As of November 30,
	2012	2011
	(In millions)
Capital lease, payable in monthly installments, maturing in March 2017	$1.0	$1.2

Total other debt	$1.0	$1.2